Note 3 - Acquisitions (Details) - Preliminary Purchase Price Allocation for Businesses Acquired (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
MK Data [Member]
Business Acquisition [Line Items]
Cash acquired	$ 345
BearWare [Member]
Business Acquisition [Line Items]
Cash acquired	243
Oz [Member]
Business Acquisition [Line Items]
Cash acquired	$ 870
Computer Management [Member]
Business Acquisition [Line Items]
Cash acquired		$ 112
Customs Info [Member]
Business Acquisition [Line Items]
Cash acquired
Airclic [Member]
Business Acquisition [Line Items]
Cash acquired		$ 117
e-customs [Member]
Business Acquisition [Line Items]
Cash acquired		1,983
Pentant [Member]
Business Acquisition [Line Items]
Cash acquired		$ 21
KSD [Member]
Business Acquisition [Line Items]
Cash acquired			$ 200
Compudata [Member]
Business Acquisition [Line Items]
Cash acquired			166
Impatex [Member]
Business Acquisition [Line Items]
Cash acquired			$ 199